Earnings per Share (Basic earnings per share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Earnings attributed to the shareholders of the Company	$ 475	$ 1,240	$ 364